Statements of Cash Flows (USD $)	9 Months Ended		26 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Operating Activities
Net loss	$ (37,724)	$ (33,532)	$ (88,291)
Changes in operating assets and liabilities:
Prepaid expenses	0	7,500	0
Accounts Payable Accrued liabilities	6,000	6,000	13,500
Net Cash Used in Operating Activities	(31,724)	(10,032)	(74,791)
Financing Activities
Proceeds from issuance of common stock	25,000	0	80,000
Proceeds from related party debt	0	0	380
Net Cash Provided by Financing Activities	25,000	0	80,380
Net Increase in Cash	(6,724)	(20,032)	5,589
Cash, Beginning of Period	12,313	47,421	0
Cash, End of Period	5,589	27,389	5,589
Supplemental Disclosures
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0